GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern
Net loss	$ (887,923)	$ (207,278)	$ (1,088,341)	$ (522,275)	$ (790,362)	$ (628,641)
Working capital deficit	(790,286)		(790,286)		(565,933)	(660,230)	$ (1,417,890)
Revenues						$ 194,481